Capital Stock - Additional Information, Stock-based compensation of Subsidiaries (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended				3 Months Ended	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common shares or units issued related to the exercise of share based compensation during the period						200,000	100,000
Stock options granted (in shares)						1,052,000	732,000	916,000
Stock option per share value (dollars per share)						$ 8.67	$ 10.18	$ 9.44
Non-Management Directors | Teekay Offshore
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common shares or units issued related to the exercise of share based compensation during the period						293,770	56,950	76,084
Non-Management Directors | Teekay LNG
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common shares or units issued related to the exercise of share based compensation during the period						17,498	17,345	32,723
Non-Management Directors | Teekay Offshore Teekay LNG and Teekay Tankers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units aggregate value, granted						$ 1.3	$ 0.6	$ 0.7
Phantom Unit Awards | Teekay Offshore
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares or units granted equity based compensation awards	1,424,058	321,318	601,368
Phantom Unit Awards | Teekay LNG
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares or units granted equity based compensation awards		62,283	60,809	132,582
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares or units granted equity based compensation awards						616,397	349,175	238,609
Vesting period (in years)						3 years
Restricted Stock Units and Phantom Unit Awards | Teekay Offshore Teekay LNG and Teekay Tankers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units aggregate value, granted	$ 5.8	$ 3.5	$ 4.9
Vesting period (in years)						3 years
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)						3 years
Stock options granted (in shares)						1,048,916	732,314	916,015
Stock option, term (in years)						10 years
Stock Options | Officer | Teekay Tankers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)					3 years
Stock options granted (in shares)	736,327	486,329	216,043
Stock option per share value (dollars per share)	$ 1.22	$ 2.23	$ 3.74
Stock option, term (in years)					10 years
Stock Options | Non-Management Directors | Teekay Tankers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted (in shares)	504,097	396,412
Stock option per share value (dollars per share)	$ 1.22	$ 2.23
Stock option, term (in years)					10 years
Class A | Non-Management Directors | Teekay Tankers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common shares or units issued related to the exercise of share based compensation during the period						168,029	0	9,358
Class A | Restricted Stock Units | Teekay Tankers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares or units granted equity based compensation awards	762,640	382,437	279,980